Unrecognized contractual commitments (telecom activities) - Property lease commitments - Minimum future lease payments (Details) € in Millions	Dec. 31, 2023 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	€ 228
Operating Lease, Property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	152
Operating Lease, Property, Technical Activities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	51
Operating Lease, Property, Shops And Office Activities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	€ 101